Taxes on Income - Schedule of Deferred Income Tax (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Net operating loss carryforward	$ 14,598	$ 17,490
Capital loss carryforward	871	918
Allowances and reserve	322	342
Total deferred tax assets before valuation allowance	15,791	18,750
Valuation allowance	(15,791)	(18,750)
Net deferred tax assets